Equity-based compensation - Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	690,187	849,670	841,305
Weighted average remaining contractual life of outstanding share options	6 years 7 months 6 days
Weighted average exercise price (in CAD per share)	$ 95.42	$ 83.59	$ 76.19
Number of share options exercisable in share-based payment arrangement | shares	366,732	568,481
Weighted average exercise price of shares exercisable (in CAD per share)	$ 85.47	$ 75.63
Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	69,577
Weighted average remaining contractual life of outstanding share options	3 years 1 month 6 days
Weighted average exercise price (in CAD per share)	$ 52.12
Number of share options exercisable in share-based payment arrangement | shares	69,577
Weighted average exercise price of shares exercisable (in CAD per share)	$ 52.12
Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	115,776
Weighted average remaining contractual life of outstanding share options	4 years 6 months
Weighted average exercise price (in CAD per share)	$ 67.93
Number of share options exercisable in share-based payment arrangement | shares	101,492
Weighted average exercise price of shares exercisable (in CAD per share)	$ 68.42
Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	116,699
Weighted average remaining contractual life of outstanding share options	5 years 4 months 24 days
Weighted average exercise price (in CAD per share)	$ 90.91
Number of share options exercisable in share-based payment arrangement | shares	81,953
Weighted average exercise price of shares exercisable (in CAD per share)	$ 90.11
Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	388,135
Weighted average remaining contractual life of outstanding share options	8 years 2 months 12 days
Weighted average exercise price (in CAD per share)	$ 112.74
Number of share options exercisable in share-based payment arrangement | shares	113,710
Weighted average exercise price of shares exercisable (in CAD per share)	$ 117.75
Minimum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	40.97
Minimum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	64.50
Minimum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	81.42
Minimum | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	107.53
Maximum | Exercise Price Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	56.00
Maximum | Exercise Price Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	79.69
Maximum | Exercise Price Range Three
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	92.79
Maximum | Exercise Price Range Four
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average exercise price (in CAD per share)	$ 123.63